Interim Condensed Consolidated Statement of Changes in Stockholders Equity (USD $)	Common Stock [Member]	Accumulated Paid-In Capital [Member]	Common stock to be issued [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Beginning Balance at Jan. 31, 2012	$ 638,972			$ (667,930)	$ (9,472)	$ (38,430)
Beginning Balance (Shares) at Jan. 31, 2012	6,069,251
Issuance of common stock for services, Class E, net	42,206					42,206
Issuance of common stock for services, Class E, net (Shares)	161,068
Issuance of common stock for extinguishment of debt, Class E, net	15,486					15,486
Issuance of common stock for extinguishment of debt, Class E, net (Shares)	63,321
Exchange of shares	(683,164)	683,164
Exchange of shares (Shares)	7,206,360
Acquisition of Search by Headlines.com Corp.	13,508	602,783				616,291
Acquisition of Search by Headlines.com Corp. (Shares)	13,508,000
Modification of share purchase warrants		20,000				20,000
Finders fee		(34,951)				(34,951)
Private placement - at $0.50	214	106,786				107,000
Private placement - at $0.50 (Shares)	214,000
Private placement - at $0.25	1,300	324,716				326,016
Private placement - at $0.25 (Shares)	1,300,000
Offering costs		(21,055)				(21,055)
Issuance of detachable warrants		20,940				20,940
Agent's warrants - convertible promissory notes		237,500				237,500
Stock based compensation		218,268	3,750			222,018
Changes in foreign currency translation gains and losses					3,227	3,227
Net loss for the period				(1,332,996)		(1,332,996)
Ending Balance at Jan. 31, 2013	28,522	2,158,151	3,750	(2,000,926)	(6,245)	183,252
Ending Balance (Shares) at Jan. 31, 2013	28,522,000
Shares issued pursuant to private placement repricing	214	239,466				239,680
Shares issued pursuant to private placement repricing (Shares)	214,000
Shareholder dividend		(239,680)				(239,680)
Private placements	3,333	679,917				683,250
Private placements (Shares)	3,333,000
Offering costs		(26,610)				(26,610)
Shares issued/to be issued in exchange for services rendered	645	143,644	3,750			148,039
Shares issued/to be issued in exchange for services rendered (Shares)	644,843
Modification of convertible debt terms and warrants		485,704				485,704
Shares issued/to be issued in connection with promissory notes	402	132,118				132,520
Shares issued/to be issued in connection with promissory notes (Shares)	402,000
Warrants issued in connection with promissory notes		18,400				18,400
Shares issued under equity line with Lincoln Park	1,520	298,480				300,000
Shares issued under equity line with Lincoln Park (Shares)	1,519,500
Less: issuance costs		(58,656)				(58,656)
Shares issued in settlement of debt	92	7,221				7,313
Shares issued in settlement of debt (Shares)	92,796
Issuance of detachable warrants		41,225				41,225
Beneficial conversion feature		17,600				17,600
Agent's warrants - convertible promissory notes		67,600				67,600
Derivative financial instrument reclassification		177,900				177,900
Stock based compensation		731,615				731,615
Changes in foreign currency translation gains and losses						0
Net loss for the period				(4,238,490)		(4,238,490)
Ending Balance at Jan. 31, 2014	34,728	4,874,095	7,500	(6,239,416)	(6,245)	(1,329,338)
Ending Balance (Shares) at Jan. 31, 2014	34,728,139
Shares issued/to be issued in exchange for services rendered			15,000			15,000
Modification of convertible debt terms and warrants		697,400				697,400
Shares issued/to be issued in connection with promissory notes	40	2,710				2,750
Shares issued/to be issued in connection with promissory notes (Shares)	40,000
Return to treasury pursuant to private placement escrow agreement	(600)	600
Return to treasury pursuant to private placement escrow agreement (Shares)	(600,000)
Stock based compensation		67,823				67,823
Net loss for the period				(1,233,860)		(1,233,860)
Ending Balance at Apr. 30, 2014	$ 34,168	$ 5,642,628	$ 22,500	$ (7,473,276)	$ (6,245)	$ (1,780,225)
Ending Balance (Shares) at Apr. 30, 2014	34,168,139